Interest expense - Summary of Interest Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Analysis of income and expense [abstract]
Interest incurred and similar charges	$ 2,363	$ 2,800	$ 2,669
Interest expense related to leases	1,866	1,722	1,772
Less: interest capitalised	(521)	(638)	(532)
Other net (gains)/losses on fair value and cash flow hedges of debt	(70)	(71)	45
Accretion expense	1,033	974	719
Total	$ 4,671	$ 4,787	$ 4,673